SGI U.S. Large Cap Equity Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Aerospace/Defense - 2.1%
General Dynamics Corp.	5,342	$1,601,371
Lockheed Martin Corp.	6,154	2,894,473
		4,495,844

Banks - 0.4%
JPMorgan Chase & Co.	3,772	764,320

Beverages - 2.3%
Coca-Cola Co.	73,236	4,608,741
PepsiCo, Inc.	1,963	339,403
		4,948,144

Biotechnology - 10.9%
Gilead Sciences, Inc.	4,720	303,354
Incyte Corp.(a)	54,758	3,164,465
Regeneron Pharmaceuticals, Inc.(a)	5,295	5,189,947
United Therapeutics Corp.(a)	25,902	7,126,417
Vertex Pharmaceuticals, Inc.(a)	15,917	7,247,647
		23,031,830

Building Materials - 4.1%
Builders FirstSource, Inc.(a)	10,972	1,764,188
Owens Corning	38,356	6,945,121
		8,709,309

Chemicals - 0.3%
LyondellBasell Industries NV - Class A	5,924	588,964

Commercial Services - 3.2%
Automatic Data Processing, Inc.	27,604	6,760,772

Computers - 1.8%
Accenture PLC - Class A	10,838	3,059,459
Apple, Inc.	2,266	435,639
EPAM Systems, Inc.(a)	1,510	268,674
		3,763,772

Cosmetics & Personal Care - 3.3%
Colgate-Palmolive Co.	69,909	6,498,741
Procter & Gamble Co.	2,517	414,147
		6,912,888

Distribution/Wholesale - 0.2%
Ferguson PLC	1,922	395,432

Diversified Financial Services - 1.1%
CME Group, Inc.	1,970	399,870
Mastercard, Inc. - Class A	4,367	1,952,355
		2,352,225

Electric - 1.7%
DTE Energy Co.	3,107	362,059
Entergy Corp.	3,341	375,829
Evergy, Inc.	54,275	2,966,671
		3,704,559

Engineering & Construction - 0.2%
EMCOR Group, Inc.	1,155	448,902

Environmental Control - 0.2%
Waste Management, Inc.	1,974	415,981

Food - 4.4%
Hershey Co.	31,858	6,302,468
Performance Food Group Co.(a)	14,023	976,001
Sysco Corp.	27,766	2,021,920
		9,300,389

Hand/Machine Tools - 0.2%
Snap-on, Inc.	1,240	338,346

Healthcare-Services - 7.2%
Centene Corp.(a)	35,387	2,533,355
Elevance Health, Inc.	12,911	6,952,315
HCA Healthcare, Inc.	2,105	715,174
Humana, Inc.	943	337,707
Molina Healthcare, Inc.(a)	14,792	4,653,268
		15,191,819

Home Builders - 5.6%
DR Horton, Inc.	38,265	5,655,567
Lennar Corp. - Class A	11,387	1,825,906
NVR, Inc.(a)	562	4,316,570
		11,798,043

Household Products/Wares - 0.6%
Kimberly-Clark Corp.	9,339	1,244,889

Insurance - 10.7%
American Financial Group, Inc.	3,134	407,138
Arch Capital Group Ltd.(a)	4,297	441,001
Berkshire Hathaway, Inc. - Class B(a)	1,031	427,246
Cincinnati Financial Corp.	2,971	349,330
Everest Group Ltd.	19,263	7,530,485
Loews Corp.	22,911	1,759,565
MetLife, Inc.	7,113	514,768
Progressive Corp.	34,179	7,217,921
Reinsurance Group of America, Inc.	2,139	448,762
RenaissanceRe Holdings Ltd.	1,448	329,941
Travelers Cos, Inc., (The)	12,458	2,687,191
W R Berkley Corp.	5,290	428,649
		22,541,997

Internet - 7.3%
Alphabet, Inc. - Class A(a)	34,496	5,950,560
GoDaddy, Inc. - Class A(a)	37,829	5,282,063
Meta Platforms, Inc. - Class A	7,996	3,732,773
Spotify Technology SA(a)	1,412	419,053
		15,384,449

Iron/Steel - 0.5%
Reliance, Inc.	3,252	978,137

Media - 1.1%
Fox Corp. - Class A	68,221	2,348,849

Oil & Gas - 1.3%
Devon Energy Corp.	8,191	402,015
EOG Resources, Inc.	7,924	986,934
Marathon Petroleum Corp.	3,051	538,837
Ovintiv, Inc.	7,957	411,138
Valero Energy Corp.	2,652	416,735
		2,755,659

Pharmaceuticals - 8.4%
Cardinal Health, Inc.	55,330	5,492,609
Eli Lilly & Co.	1,106	907,296
McKesson Corp.	8,964	5,105,805
Merck & Co., Inc.	33,716	4,232,706
Neurocrine Biosciences, Inc.(a)	14,948	2,024,109
		17,762,525

Pipelines - 0.7%
Cheniere Energy, Inc.	9,907	1,563,225

REITS - 0.4%
Simon Property Group, Inc.	2,802	423,971
Weyerhaeuser Co.	13,564	407,327
		831,298

Retail - 3.6%
Casey's General Stores, Inc.	1,344	445,912
Costco Wholesale Corp.	1,455	1,178,390
Lululemon Athletica, Inc.(a)	1,667	520,087
McDonald's Corp.	4,996	1,293,415
Ross Stores, Inc.	4,407	615,922
Ulta Beauty, Inc.(a)	3,674	1,451,561
Wal-Mart Stores, Inc.	31,327	2,060,064
		7,565,351

Semiconductors - 3.2%
Applied Materials, Inc.	1,910	410,803
KLA-Tencor Corp.	700	531,671
Micron Technology, Inc.	4,397	549,625
Monolithic Power Systems, Inc.	1,021	751,078
NVIDIA Corp.	1,802	1,975,587
QUALCOMM, Inc.	12,241	2,497,776
		6,716,540

Software - 5.7%
Adobe Systems, Inc.(a)	852	378,936
Atlassian Corp. - Class A(a)	2,697	423,051
DocuSign, Inc.(a)	6,617	362,215
Electronic Arts, Inc.	5,095	677,024
HubSpot, Inc.(a)	600	366,630
Microsoft Corp.	8,572	3,558,494
ServiceNow, Inc.(a)	5,599	3,678,151
Synopsys, Inc.(a)	649	363,959
Workday, Inc. - Class A(a)	1,861	393,509
Zoom Video Communications, Inc. - Class A(a)	31,816	1,951,593
		12,153,562

Telecommunications - 1.9%
Arista Networks, Inc.(a)	6,284	1,870,433
Cisco Systems, Inc.	7,040	327,360
Motorola Solutions, Inc.	4,767	1,739,526
		3,937,319

Transportation - 3.6%
FedEx Corp.	7,692	1,953,460
Union Pacific Corp.	17,500	4,074,350
United Parcel Service, Inc. - Class B	11,750	1,632,428
		7,660,238
TOTAL COMMON STOCKS (Cost $184,962,534)		207,365,577

TOTAL INVESTMENTS - 98.2% (Cost $184,962,534)		$207,365,577
Money Market Deposit Account - 1.6%(b)		3,324,459
Other Assets in Excess of Liabilities - 0.2%		406,675
TOTAL NET ASSETS - 100.0%		$211,096,711

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of May 31, 2024 was 5.17%.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	207,365,577	–	–	207,365,577
Total Investments	207,365,577	–	–	207,365,577

Refer to the Schedule of Investments for additional information.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2024, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.